K&L GATES LLP
1601 K STREET, N.W.
WASHINGTON, DC 20006
T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi
D 202.778.9351
F 202.778.9100
August 5, 2014	mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pre-Effective Amendment No. 2 to the Registration Statement on Form

N-1A of 1290 Funds (File Nos. 333-195390 and 811-22959)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of 1290 Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, Pre-Effective Amendment No. 2 (the “Pre-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”), including exhibits thereto. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Pre-Effective Amendment to provide audited financial statements of invested seed capital, to include exhibits and other information not previously included in the Registration Statement and to make other clarifying, updating and stylistic changes. The Pre-Effective Amendment is marked to show changes from Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the Securities and Exchange Commission on June 27, 2014.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.

K&L Gates LLP